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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547

                          Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period: January 1, 2005 through December 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                    PIONEER
                             -----------------------
                                  INDEPENDENCE
                                      FUND

                                     Annual
                                     Report

                                    12/31/05

                          [LOGO] PIONEER
                                 Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                        1

Portfolio Summary                                                            2

Prices and Distributions                                                     3

Performance Update                                                           4

Comparing Ongoing Fund Expenses                                              5

Portfolio Management Discussion                                              7

Schedule of Investments                                                     11

Financial Statements                                                        16

Notes to Financial Statements                                               20

Report of Independent Registered Public Accounting Firm                     26

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                     27

Trustees, Officers and Service Providers                                    32

Pioneer Independence Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/05
--------------------------------------------------------------------------------


Dear Shareowner,
--------------------------------------------------------------------------------
As 2005 came to a close, U.S. investors looked back on a year of major challenges, though without much change in the market indices. The war in Iraq continued, oil prices soared, then dropped, while short-term interest rates ratcheted steadily higher and intermediate and long-term rates stayed about the same. Natural disasters also threatened economic expansion. Still, the economy moved forward as corporate earnings grew. The hope of a growing economy was not reflected by the small gains or losses in the major U.S. market indices. Among capitalization ranges, midcap issues made the most headway. Bond prices held firm and yields remained low, perhaps a sign that the Federal Reserve Board's interest rate hikes would temper the inflationary pressures induced by a growing economy.

Among the nagging issues facing the U.S. economy in 2006 is the potential impact of high energy prices on consumer spending and corporate profits. Also unknown at this time is whether the Federal Reserve Board will continue to raise interest rates under its new chairman, Ben Bernanke, who stated his top priority will be to maintain continuity.

Rising interest rates and improving business conditions made U.S. holdings more attractive to foreign investors, helping to strengthen the dollar versus the euro and other key currencies. Investors in many foreign markets enjoyed stellar returns. Double-digit gains were widespread in Europe, Asia and Latin America. Even the long-dormant Japanese economy began to stir, while emerging markets, especially those rich in natural resources, fed global economic growth.

The disparity of returns among countries and sectors underscores the importance for investors to maintain a well-diversified portfolio. We believe this may be a good time for investors to review their holdings with their advisor and determine if they reflect the wide range of opportunities that exist across many asset classes, as last year's results make clear.

Investing for income with Pioneer

Adding one or more of Pioneer's income-oriented funds to your investment program may help improve your portfolio's overall balance. As a premier provider of fixed-income investments, Pioneer offers you a broad selection of actively managed bond funds to help meet a variety of investment needs. Pioneer also offers income-oriented equity funds, each managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through active diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

Pioneer Independence Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/05
--------------------------------------------------------------------------------


 Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented as a pie chart in the printed material]

U.S. Common Stocks                                        93.3%
Depositary Receipts for International Stocks              5.9
Temporary Cash Investment                                 0.8%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented as a pie chart in the printed material]

Financials                                               33.2%
Industrials                                              13.5%
Information Technology                                   12.7%
Health Care                                              10.9%
Energy                                                   10.7%
Materials                                                 9.0%
Consumer Staples                                          4.7%
Consumer Discretionary                                    2.9%
Utilities                                                 2.4%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.   Capital One Financial Corp.                                   4.80%
 2.   Citigroup, Inc.                                               4.23
 3.   Goldman Sachs Group, Inc.                                     4.18
 4.   J.P. Morgan Chase & Co.                                       4.00
 5.   United Technologies Corp.                                     4.00
 6.   General Electric Co.                                          3.88
 7.   Golden West Financial Corp.                                   3.47
 8.   Bank of America Corp.                                         3.35
 9.   Merrill Lynch & Co., Inc.                                     3.35
10.   Suncor Energy, Inc.                                           3.23

*This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Independence Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

                      12/31/05          12/31/04
                       $12.63            $12.16


Distributions Per Share
--------------------------------------------------------------------------------

                                    1/1/05 - 12/31/05
                                    -----------------
                         Net
                      Investment        Short-Term      Long-Term
                        Income        Capital Gains   Capital Gains
                       $0.0122           $0.1661           $0.5186

Pioneer Independence Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The chart on the right shows the change in value of an investment made in Pioneer Independence Fund, compared to that of the growth of the Russell 1000 Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
                          Net Asset     Public
                            Value      Offering
Period                      (NAV)     Price (POP)
Life-of-Fund
(3/16/98)                   5.09%        -3.85%
5 Years                     1.33        -11.78
1 Year                      9.59        -45.21
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL]


                Pioneer           Russell
             Independence          1000
                 Fund              Index
3/98           10,000           10,000
12/99          11,910           13,547
12/01          12,113           10,937
12/03          12,234           11,130
12/05          14,684           13,176

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted. The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP performance reflects plan sales charge of 50% on each of the first 12 plan investments. See the Pioneer Independence Plan prospectus for details.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Index comparison begins 3/31/98. The Russell 1000 Index measures the performance of large-cap U.S. stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index.

Pioneer Independence Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on actual returns from July 1, 2005 through December 31, 2005.


--------------------------------------------------------------------------------
Beginning Account Value                                                $1,000.00
On 7/1/05

Ending Account Value                                                   $1,133.18
On 12/31/05

Expenses Paid During Period*                                           $    8.07

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Independence Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Independence Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2005 through December 31, 2005.


--------------------------------------------------------------------------------
Beginning Account Value                                                $1,000.00
On 7/1/05

Ending Account Value                                                   $1,017.64
On 12/31/05

Expenses Paid During Period*                                           $    7.63

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Independence Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

Successful stock selection across a range of sectors led Pioneer Independence Fund to strong results over the past year. In the following discussion, Portfolio Manager Andrew Acheson reviews the market background and highlights some of the decisions that contributed to these favorable returns.

Q.   What was the market background like over the year?

A. Energy stocks commanded investor attention throughout the year, chiefly during the first half. Climbing prices for oil and gas made energy the year's strongest-performing sector. But high energy costs were also behind the broader market's struggles. Investors fretted that big energy bills and relentless interest rate hikes might provoke an economic slowdown or a recession coupled with high inflation (stagflation), by throttling back corporate earnings and undermining consumer spending.

     The actual economic impact of higher rates and high oil prices was surprisingly small. Earnings continued to increase, and consumers found sufficient resources to keep them in the malls. Nevertheless, steeper borrowing costs and punishing energy expenses held back stocks by curbing bullish sentiment. As a result, price-to-earnings ratios, an indicator of perceived value, shrank over the course of the year.

Q.   How did the Fund perform against that background?

A. For the twelve months ended December 31, 2005 Pioneer Independence Fund shares had a total return of 9.59% at net asset value. That result was well ahead of the 6.27% return of the Russell 1000 Index, the Fund's benchmark and nearly double the 4.84% average return of the Lipper Large-Cap Core Funds category.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Independence Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                           (continued)
--------------------------------------------------------------------------------

Q. What were some of the holdings that contributed to performance over the last twelve months?

A. All of the Fund's outperformance of the benchmark stemmed from successful stock selection. Results were strong in health care despite our underweight stance. We took profits in IVAX, a maker of generic drugs whose pending acquisition by Israel's Teva Pharmaceutical made it the period's leading performer. And Cubist Pharmaceutical saw increasing sales of Cubicin, which targets hospital-based staph infections.

     Results also surpassed the benchmark in technology. Apple Computer continued to move higher, as continued brisk demand for iPods created a "halo" effect that spurred sales of Macintosh computers. The popularity of digital music players and other devices that rely on flash memory propelled sales of SanDisk's chips, causing prices to decline less than is usual. And as is common in the chip business, declining production costs yielded broader profit margins. Freeport-McMoRan and Phelps Dodge continued to benefit from high copper prices, the result of strong global demand and tight supplies. Supply increases, requiring new production capacity, remain years away.

     Financials are the Fund's largest sector exposure, with emphasis on investment firms and diversified companies rather than banks. Investment banker Goldman Sachs rode a wave of mergers and new offerings. Credit card issuer Capital One, the Fund's largest holding, purchased Hibernia Savings, creating opportunities for reducing their cost of capital. In utilities, relatively new management at Pennsylvania's Allegheny Energy has improved operations, reduced debt and engineered a successful turnaround following a period of financial stress.

Q.   What were some of the period's disappointments?

A. Sector allocation, especially our minimal stake in energy early in the year, hindered results. Later in the year, we beefed up energy holdings, chiefly among drilling companies, and were rewarded for that change in stance. But for the year as a whole, results suffered from our below-market exposure. Integrated oil company ConocoPhillips was a laggard, due in part to the high price it intends to pay in acquiring Burlington Resources. However, Suncor Energy, which produces oil from sands in Canada, enjoyed increased margins, thanks to stable production costs and rising prices. Results were disappointing among consumer discretionary issues.

Pioneer Independence Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Software maker Veritas, purchased by Symantec, was the period's biggest individual disappointment. Skepticism about the merger and an expected competitive challenge from Microsoft drove down Symantec's shares. We eliminated this holding, which was beneficial over the longer-term despite this year's negative impact. We also sold industrial conglomerate Tyco following earnings shortfalls. Tyco was another long-standing Fund holding that had boosted returns until recently. We sold Vodafone, Europe's largest cell-phone operator, after it failed to meet earnings expectations. Disappointing earnings also led us to eliminate network specialist Avaya early in the year.

     Significant difficulties, among them shrinking market share and lack of pricing power, continued to threaten the U.S. auto industry and pressured shares of Ford. We are retaining our small holding pending possible moves to restructure the company and address the daunting health and pension obligations that have weakened Ford's finances.

Q.   What is your outlook for the months ahead?

A. We view the current environment as favorable for stocks. By year-end, the Federal Reserve Board's series of rate hikes appeared close to completion. Rates, which are still low in historical terms, could stabilize or even decline slightly next year. In addition, the economic expansion looks healthy. Based on those and other factors, we see good potential for further corporate earnings growth, and earnings trends tend to drive stock prices. Further gains in profits may also boost investor confidence, providing added potential for prices to move higher. But energy prices, which had backed down in the post-hurricane period, were moving higher in the fourth quarter. Continued increases in energy costs would be cause for concern.

Pioneer Independence Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                           (continued)
--------------------------------------------------------------------------------

     The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan. You should consider an investment in the plan a long-term investment. If you withdraw part of your investment or terminate your plan before making the first 12 investments in your plan, you will lose money because of the creation and sales charge. If you terminate your plan after 18 months, the creation and sales charge may amount to as much as one-third of your plan investments. You have the right to a refund of the current value of your Fund shares during the 18 months after your plan purchase. You also have other limited refund rights under the conditions described in more detail in the plan's prospectus. The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Independence Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------


  Shares                                                                Value
              COMMON STOCK - 99.6%
              Energy - 10.7%
              Integrated Oil & Gas - 7.8%
  89,330      Amerada Hess Corp.                                 $ 11,328,831
  60,850      ConocoPhillips                                        3,540,253
 200,600      Suncor Energy, Inc.                                  12,663,878
  54,100      Exxon Mobil Corp.                                     3,038,797
                                                                 ------------
                                                                 $ 30,571,759
                                                                 ------------
              Oil & Gas Drilling - 2.8%
  41,700      GlobalSantaFe Corp.                                $  2,007,855
 130,750      Transocean Offshore Inc.*                             9,111,968
                                                                 ------------
                                                                 $ 11,119,823
                                                                 ------------
              Oil & Gas Equipment And Services - 0.1%
  19,900      Basic Energy Services, Inc.*                       $    397,005
                                                                 ------------
              Total Energy                                       $ 42,088,587
                                                                 ------------
              Materials - 9.0%
              Diversified Chemical - 1.9%
 168,400      Dow Chemical Co.                                   $  7,379,288
                                                                 ------------
              Diversified Metals & Mining - 6.2%
 210,700      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $ 11,335,660
  88,000      First Quantum Minerals Ltd.                           2,799,260
  57,675      Phelps Dodge Corp.                                    8,297,702
  10,600      Rio Tinto Plc (A.D.R.)                                1,937,574
                                                                 ------------
                                                                 $ 24,370,196
                                                                 ------------
              Industrial Gases - 0.9%
  67,900      Praxair, Inc.                                      $  3,595,984
                                                                 ------------
              Total Materials                                    $ 35,345,468
                                                                 ------------
              Capital Goods - 13.4%
              Aerospace & Defense - 9.5%
 146,000      Boeing Co.                                         $ 10,255,040
  23,700      General Dynamics Corp.                                2,702,985
 239,750      Honeywell International Inc.                          8,930,688
 279,900      United Technologies Corp.                            15,649,209
                                                                 ------------
                                                                 $ 37,537,922
                                                                 ------------

The accompanying notes are an integral part of these financial statements.   11

Pioneer Independence Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------


  Shares                                                                Value
              Industrial Conglomerates - 3.9%
 433,550      General Electric Co.                               $ 15,195,928
                                                                 ------------
              Total Capital Goods                                $ 52,733,850
                                                                 ------------
              Automobiles & Components - 0.6%
              Automobile Manufacturers - 0.6%
 310,100      Ford Motor Corp.                                   $  2,393,972
                                                                 ------------
              Total Automobiles & Components                     $  2,393,972
                                                                 ------------
              Media - 0.7%
              Movies & Entertainment - 0.7%
 168,000      Time Warner, Inc.                                  $  2,929,920
                                                                 ------------
              Total Media                                        $  2,929,920
                                                                 ------------
              Retailing - 1.5%
              Department Stores - 1.5%
  12,400      J.C. Penney Co., Inc.                              $    689,440
  46,000      Sears Holdings Corp.*                                 5,314,380
                                                                 ------------
                                                                 $  6,003,820
                                                                 ------------
              Total Retailing                                    $  6,003,820
                                                                 ------------
              Food & Drug Retailing - 3.4%
              Drug Retail - 1.2%
 116,800      CVS Corp.                                          $  3,085,856
  37,700      Walgreen Co.                                          1,668,602
                                                                 ------------
                                                                 $  4,754,458
                                                                 ------------
              Hypermarkets & Supercenters - 2.2%
 185,300      Wal-Mart Stores, Inc.                              $  8,672,040
                                                                 ------------
              Total Food & Drug Retailing                        $ 13,426,498
                                                                 ------------
              Food Beverage & Tobacco - 0.9%
              Packaged Foods & Meats - 0.4%
  18,000      Nestle SA (A.D.R.)                                 $  1,345,896
                                                                 ------------
              Soft Drinks - 0.5%
  34,600      PepsiCo, Inc.                                      $  2,044,168
                                                                 ------------
              Total Food Beverage & Tobacco                      $  3,390,064
                                                                 ------------

12    The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                Value
              Household & Personal Products - 0.4%
              Household Products - 0.4%
  30,100      Colgate-Palmolive Co.                              $  1,650,985
                                                                 ------------
              Total Household & Personal Products                $  1,650,985
                                                                 ------------
              Health Care Equipment & Services - 3.2%
              Health Care Equipment - 2.2%
 133,000      Guidant Corp.                                      $  8,611,750
                                                                 ------------
              Managed Health Care - 1.0%
  63,400      United Healthcare Group, Inc.                      $  3,939,676
                                                                 ------------
              Total Health Care Equipment & Services             $ 12,551,426
                                                                 ------------
              Pharmaceuticals & Biotechnology - 7.6%
              Biotechnology - 5.5%
  85,100      Amgen, Inc.*                                       $  6,710,986
 409,150      Cubist Pharmaceuticals Inc.*                          8,694,438
 225,050      Vertex Pharmaceuticals Inc.*                          6,227,134
                                                                 ------------
                                                                 $ 21,632,558
                                                                 ------------
              Pharmaceuticals - 2.1%
  61,900      Johnson & Johnson                                  $  3,720,190
 107,600      Sanofi-Synthelabo SA (A.D.R.)                         4,723,640
                                                                 ------------
                                                                 $  8,443,830
                                                                 ------------
              Total Pharmaceuticals & Biotechnology              $ 30,076,388
                                                                 ------------
              Banks - 9.4%
              Diversified Banks - 3.3%
 284,640      Bank of America Corp.                              $ 13,136,136
                                                                 ------------
              Thrifts & Mortgage Finance - 6.1%
 157,500      Freddie Mac                                        $ 10,292,625
 205,700      Golden West Financial Corp.                          13,576,200
                                                                 ------------
                                                                 $ 23,868,825
                                                                 ------------
              Total Banks                                        $ 37,004,961
                                                                 ------------
              Diversified Financials - 22.0%
              Consumer Finance - 6.3%
 117,200      American Express Co.                               $  6,031,112
 217,400      Capital One Financial Corp.                          18,783,360
                                                                 ------------
                                                                 $ 24,814,472
                                                                 ------------

The accompanying notes are an integral part of these financial statements.   13

Pioneer Independence Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                   (continued)
--------------------------------------------------------------------------------


  Shares                                                                Value
              Investment Banking & Brokerage - 7.5%
 128,100      Goldman Sachs Group, Inc.                          $ 16,359,651
 193,855      Merrill Lynch & Co., Inc.                            13,129,799
                                                                 ------------
                                                                 $ 29,489,450
                                                                 ------------
              Other Diversified Finance Services - 8.2%
 341,200      Citigroup, Inc.                                    $ 16,558,436
 394,750      J.P. Morgan Chase & Co.                              15,667,628
                                                                 ------------
                                                                 $ 32,226,064
                                                                 ------------
              Total Diversified Financials                       $ 86,529,986
                                                                 ------------
              Insurance - 1.6%
              Multi-Line Insurance - 1.6%
  95,000      American International Group, Inc.                 $  6,481,850
                                                                 ------------
              Total Insurance                                    $  6,481,850
                                                                 ------------
              Software & Services - 0.3%
              Data Processing & Outsourced Services - 0.3%
  24,600      Automatic Data Processing, Inc.                    $  1,128,894
                                                                 ------------
              Total Software & Services                          $  1,128,894
                                                                 ------------
              Technology Hardware & Equipment - 4.8%
              Communications Equipment - 0.6%
 115,000      Corning, Inc.*                                     $  2,260,900
                                                                 ------------
              Computer Hardware - 1.8%
  98,700      Apple Computer, Inc.*                              $  7,095,543
                                                                 ------------
              Computer Storage & Peripherals - 2.4%
 688,450      EMC Corp.*                                         $  9,376,689
                                                                 ------------
              Total Technology Hardware & Equipment              $ 18,733,132
                                                                 ------------
              Semiconductors - 7.6%
              Semiconductor Equipment - 1.8%
 380,700      Applied Materials, Inc.                            $  6,829,758
                                                                 ------------
              Semiconductors - 5.8%
 428,500      Intel Corp.                                        $ 10,695,360
 138,550      Linear Technology Corp.                               4,997,495
 726,300      Taiwan Semiconductor Manufacturing Co. (A.D.R.)       7,197,633
                                                                 ------------
                                                                 $ 22,890,488
                                                                 ------------
              Total Semiconductors                               $ 29,720,246
                                                                 ------------

14    The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund
--------------------------------------------------------------------------------


  Shares                                                                Value
              Utilities - 2.4%
              Electric Utilities - 2.4%
  299,450     Allegheny Energy, Inc.*                            $  9,477,593
                                                                 ------------
              Total Utilities                                    $  9,477,593
                                                                 ------------
              TOTAL COMMON STOCK
              (Cost $346,704,800)                                $391,667,640
                                                                 ------------


 Principal
    Amount
                TEMPORARY CASH INVESTMENTS - 0.8%
                Repurchase Agreement - 0.8%
$3,000,000      UBS Warburg, Inc., 3.25%, dated 12/30/05,
                repurchase price of $3,000,000 plus
                accrued interest on 1/3/06 collateralized by
                $3,127,000 U.S. Treasury Bill, 4.0%, 6/29/06     $  3,000,000
                                                                 ------------
                Total Repurchase Agreement
                (Cost $3,000,000)                                $  3,000,000
                                                                 ------------
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $3,000,000)                                $  3,000,000
                                                                 ------------
                TOTAL INVESTMENT IN SECURITIES - 100.4%
                (Cost $349,704,800) (a)                          $394,667,640
                                                                 ------------
                OTHER ASSETS AND LIABILITIES - (0.4)%            $ (1,401,317)
                                                                 ------------
                TOTAL NET ASSETS - 100.0%                        $393,266,323
                                                                 ============

*        Non-Income producing security

(A.D.R.) American Depositary Receipt

(a) At December 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $349,742,969 was as follows:

         Aggregate gross unrealized gain for all investments
         in which there is an excess of value over tax cost      $48,110,753
         Aggregate gross unrealized loss for all investments
         in which there is an excess of tax cost over value       (3,186,082)
                                                                 -----------
         Net unrealized gain                                     $44,924,671
                                                                 ===========


The accompanying notes are an integral part of these financial statements.   15

Pioneer Independence Fund

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------


ASSETS:
  Investment in securities (cost $349,704,800)                     $394,667,640
  Cash                                                                1,692,408
  Receivables -
    Fund shares sold                                                     18,233
    Dividends, interest and foreign taxes withheld                      244,820
  Other                                                                  36,512
                                                                   ------------
     Total assets                                                  $396,659,613
                                                                   ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                $  3,072,829
    Fund shares repurchased                                              37,584
  Due to affiliates                                                     190,204
  Accrued expenses                                                       92,673
                                                                   ------------
     Total liabilities                                             $  3,393,290
                                                                   ------------
NET ASSETS:
  Paid-in capital                                                  $337,519,781
  Accumulated net realized gain on investments and foreign
    currency transactions                                            10,783,702
  Net unrealized gain on investments                                 44,962,840
                                                                   ------------
     Total net assets                                              $393,266,323
                                                                   ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Based on $393,266,323 [divided by] 31,137,327 shares             $      12.63
                                                                   ============


16    The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/05


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $83,915)    $4,974,675
  Interest                                                   274,953
  Income from securities loaned, net                           8,920
                                                          -----------
      Total investment income                                                $ 5,258,548
                                                                             -----------
EXPENSES:
  Management fees                                         $2,476,662
  Transfer agent fees and expenses                         1,776,147
  Distribution fees                                          500,281
  Administrative reimbursements                               63,764
  Custodian fees                                              28,416
  Registration fees                                           46,068
  Professional fees                                           84,583
  Printing expense                                            56,713
  Fees and expenses of nonaffiliated trustees                 10,751
  Miscellaneous                                               10,005
                                                          -----------
      Total expenses                                                         $ 5,053,390
      Less management fees waived and expenses
       reimbursed by Pioneer Investment
       Management, Inc.                                                          (99,822)
      Less fees paid indirectly                                                      (17)
                                                                             -----------
      Net expenses                                                           $ 4,953,551
                                                                             -----------
       Net investment income                                                 $   304,997
                                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                           $27,001,930
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies      (11,553)        $26,990,377
                                                          -----------        -----------
  Change in net unrealized gain on investments                               $ 7,233,753
                                                                             -----------
       Net gain on investments and foreign
         currency transactions                                               $34,224,130
                                                                             -----------
       Net increase in net assets resulting
         from operations                                                     $34,529,127
                                                                             ===========


The accompanying notes are an integral part of these financial statements.   17

Pioneer Independence Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/05 and 12/31/04, respectively


                                                        Year Ended       Year Ended
                                                         12/31/05         12/31/04
FROM OPERATIONS:
Net investment income                                 $     304,997    $     134,981
Net realized gain on investments and foreign
  currency transactions                                  26,990,377       13,620,585
Change in net unrealized gain on investments              7,233,753       10,712,104
                                                      -------------    -------------
    Net increase in net assets resulting
     from operations                                  $  34,529,127    $  24,467,670
                                                      -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    ($0.01 and $0.01 per share, respectively)         $    (379,849)   $    (201,409)
Net realized gain:
    ($0.68 and $0.00 per share, respectively)           (19,957,348)               -
                                                      -------------    -------------
     Total distributions to shareowners               $ (20,337,197)   $    (201,409)
                                                      -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                      $  96,591,711    $  92,416,334
Reinvestment of distributions                            20,265,097          200,422
Cost of shares repurchased                              (29,099,895)     (14,966,647)
                                                      -------------    -------------
    Net increase in net assets resulting from
     Fund share transactions                          $  87,756,913    $  77,650,109
                                                      -------------    -------------
    Net increase in net assets                        $ 101,948,843    $ 101,916,370
                                                      -------------    -------------
NET ASSETS:
Beginning of year                                     $ 291,317,480    $ 189,401,110
                                                      -------------    -------------
End of year (including accumulated net investment
  loss of ($0) and $0, respectively)                  $ 393,266,323    $ 291,317,480
                                                      =============    =============


                                   '05 Shares      '05 Amount       '04 Shares      '04 Amount
Shares sold                         7,986,746    $  96,591,711       8,217,290    $  92,416,334
Reinvestment of distributions       1,600,231       20,265,097          16,730          200,422
Less shares repurchased            (2,404,997)     (29,099,895)     (1,324,706)     (14,966,647)
                                   ----------    -------------      ----------    -------------
    Net increase                    7,181,980    $  87,756,913       6,909,314    $  77,650,109
                                   ==========    =============      ==========    =============


18   The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Pioneer Independence Fund
--------------------------------------------------------------------------------

                                                                Year Ended   Year Ended    Year Ended   Year Ended   Year Ended
                                                                 12/31/05     12/31/04      12/31/03     12/31/02     12/31/01
Net asset value, beginning of period                             $  12.16     $ 11.11       $  8.56      $  11.00     $  12.48
                                                                 --------     -------       -------      --------     --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $   0.01     $  0.01       $ (0.03)     $  (0.01)    $  (0.01)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      1.15        1.05          2.58         (2.43)       (1.47)
                                                                 --------     -------       -------      --------     --------
   Net increase (decrease) from investment operations            $   1.16     $  1.06       $  2.55      $  (2.44)    $  (1.48)
Distributions to shareowners:
 Net investment income                                              (0.01)      (0.01)            -             -            -
 Net realized gain                                                  (0.68)          -             -             -            -
                                                                 --------     -------       -------      --------     --------
Net increase (decrease) in net asset value                       $   0.47     $  1.05       $  2.55      $  (2.44)    $  (1.48)
                                                                 --------     -------       -------      --------     --------
Net asset value, end of period                                   $  12.63     $ 12.16       $ 11.11      $   8.56     $  11.00
                                                                 ========     =======       =======      ========     ========
Total return*                                                        9.59%       9.53%        29.79%       (22.18)%     (11.86)%
Ratio of net expenses to average net assets+                         1.50%       1.50%         1.50%         1.50%        1.46%
Ratio of net investment income (loss) to average net assets+         0.09%       0.06%        (0.32)%       (0.11)%      (0.10)%
Portfolio turnover rate                                               100%         93%           89%           53%          75%
Net assets, end of period (in thousands)                         $393,266     $291,317      $189,401     $ 86,712     $ 55,684
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.53%       1.96%         2.09%         2.65%        3.34%
 Net investment income (loss)                                        0.06%      (0.40)%       (0.90)%       (1.26)%      (1.98)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.50%       1.50%         1.50%         1.50%        1.46%
 Net investment income (loss)                                        0.09%       0.06%        (0.32)%       (0.11)%      (0.10)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

+    Ratio with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Independence Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Independence Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan sponsored by Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). The investment objective of the Fund is to seek capital appreciation.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

Information regarding the fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the fund's risks. At times, the fund's investments may represent industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day that the New York Stock Exchange (NYSE) is open, as of the close of the regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily

Pioneer Independence Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Independence Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

     The tax character of distributions paid during the years ended December 31, 2005 and 2004 was as follows:

--------------------------------------------------------------------------------
                                  2005            2004
--------------------------------------------------------------------------------
Distributions paid from:
 Ordinary income               $ 5,221,262     $201,409
 Long-term capital gain         15,115,935            -
                               -----------     --------
                               $20,337,197     $201,409
 Return of capital                       -            -
                               -----------     --------
  Total                        $20,337,197     $201,409
                               ===========     ========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2005.

--------------------------------------------------------------------------------
                                               2005
--------------------------------------------------------------------------------
  Undistributed ordinary income          $ 2,502,741
  Undistributed long-term gain             8,319,130
  Unrealized appreciation                 44,924,671
                                         -----------
   Total                                 $55,746,542
                                         ===========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

     At December 31, 2005, The fund reclassified $74,852 to decrease accumulated net investment loss and $74,852 to decrease accumulated net realized gain on investments to reflect permanent book/tax differences. This reclassification has no impact on the net asset value of the fund and is designed to present the fund's capital accounts on a tax basis.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Dividends and distributions to shareowners are recorded as of the ex-dividend date.

Pioneer Independence Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

E.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian. As of December 31, 2005, no Securities were out on loan.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets. PIM has contractually agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit the Fund's expenses to 1.50% of average daily net assets through May 1, 2006. There can be no assurance that PIM will extend the expense limitation beyond May 1, 2006.

Pioneer Independence Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2005, $22,511 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $167,693 in transfer agent fees payable to PIMSS at December 31, 2005.

4.   Distribution Plan

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Distribution Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures for services. There were no distribution fees payable to PFD at December 31, 2005.

5.   Expense Arrangements with Affiliates

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction of the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2005, the Fund's expenses were reduced by $17 under such arrangements.

The Fund also has entered into certain arrangements whereby the Fund pays for certain custodian fees as well as recordkeeping, printing, legal and auditing expenses of Pioneer Independence Plans, a systematic investment plan sponsored by PFD (see Note 1). For the year ended December 31, 2005, Fund expenses included approximately $1,816,000 under such arrangements, included in appropriate categories in the Statement of Operations.

Pioneer Independence Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended December 31, 2005, the percentage of the ordinary income distributions made by the Fund subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003, was 100.00%.

The qualifying percentage of the Fund's ordinary income dividends for the purposes of the corporate dividends received deduction was 100.00%.

Pioneer Independence Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Independence Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Independence Fund (the "Fund") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the year ended December 31, 2001 were audited by other auditors who have ceased operation and whose report, dated February 15, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Independence Fund at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2006

Pioneer Independence Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and

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Pioneer Independence Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectus and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance one, three and five year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

Pioneer Independence Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the fifth quintile of the peer group for the 12 months ended June 30, 2005, the fourth quintile of the peer group for the three years ended June 30, 2005, and the second quintile for the five years ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Fund's beneficial owners hold shares through a contractual plan, and the Fund pays the expenses of the plan. These additional expense affects the comparability of the Fund's performance to it peer group, the mutual funds in which do not have similar expenses. The Trustees concluded that the performance of the Fund, adjusted to eliminate the effect of the expenses of the contractual plan, supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder

Pioneer Independence Fund

--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

     services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 (after fee waivers) was in the first quintile relative to the management fees paid by the other funds in that peer group for the comparable period and in the fourth quintile without giving effect to fee waivers. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Trustees conclude that the Fund's expense ratio, adjusted to eliminate the impact of the contractual plan, was reasonable compared to similar funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees

Pioneer Independence Fund

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

     considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Trustees concluded that, given current and anticipated asset levels, a break point in the management fee was not necessary. The Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Independence Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except Mr. Hood and Mr. West) serves as a Trustee of each of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West serve as Trustees for 35 of the 91 Pioneer Funds. The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Independence Fund

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held         Length of Service      Principal Occupation                    Other Directorships
Name and Age              With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
John F. Cogan, Jr. (79)*  Chairman of the        Trustee since 1988.    Deputy Chairman and a Director of       Chairman and
                          Board,                 Serves until           Pioneer Global Asset Management S.p.A.  Director of ICI
                          Trustee and President  successor trustee is   ("PGAM"); Non-Executive Chairman and a  Mutual Insurance
                                                 elected or earlier     Director of Pioneer Investment          Company; Director of
                                                 retirement or          Management USA Inc. ("PIM-USA");        Harbor Global
                                                 removal                Chairman and a Director of Pioneer;     Company, Ltd.
                                                                        Director of Pioneer Alternative
                                                                        Investment Management Limited
                                                                        (Dublin); President and a Director of
                                                                        Pioneer Alternative Investment
                                                                        Management (Bermuda) Limited and
                                                                        affiliated funds; President and
                                                                        Director of Pioneer Funds Distributor,
                                                                        Inc. ("PFD"); President of all of the
                                                                        Pioneer Funds; and Of Counsel (since
                                                                        2000, partner prior to 2000), Wilmer
                                                                        Cutler Pickering Hale and Dorr LLP
                                                                        (counsel to PIM-USA and the Pioneer
                                                                        Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood (53)**     Trustee and            Trustee since 2003.    President and Chief Executive Officer,  None
                          Executive Vice         Serves until           PIM-USA since May 2003 (Director since
                          President              successor trustee is   January 2001); President and Director
                                                 elected or earlier     of Pioneer since May 2003; Chairman
                                                 retirement or          and Director of Pioneer Investment
                                                 removal                Management Shareholder Services, Inc.
                                                                        ("PIMSS") since May 2003; Executive
                                                                        Vice President of all of the Pioneer
                                                                        Funds since June 2003; Executive Vice
                                                                        President and Chief Operating Officer
                                                                        of PIM-USA, November 2000 to May 2003.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Independence Fund

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and             Positions Held         Length of Service      Principal Occupation                    Other Directorships
Address                   With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
David R. Bock **(62)      Trustee                Trustee since 2005.    Senior Vice President and Chief         Director of The
3050 K. Street NW,                               Serves until           Financial Officer, I-trax, Inc.         Enterprise Social
Washington, DC 20007                             successor trustee is   (publicly traded health care services   Investment Company
                                                 elected or earlier     company) (2001 - present); Managing     (privately-held
                                                 retirement or          Partner, Federal City Capital Advisors  affordable housing
                                                 removal.               (boutique merchant bank) (1995 - 2000;  finance company);
                                                                        2002 to 2004); Executive Vice           Director of New York
                                                                        President and Chief Financial Officer,  Mortgage Trust
                                                                        Pedestal Inc. (internet-based mortgage  (publicly traded
                                                                        trading company) (2000 - 2002)          mortgage REIT)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
------------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)         Trustee                Trustee since 1997.    President, Bush International           Director of Brady
3509 Woodbine Street,                            Serves until           (international financial advisory       Corporation
Chevy Chase, MD 20815                            successor trustee is   firm)                                   (industrial
                                                 elected or earlier                                             identification and
                                                 retirement or                                                  specialty coated
                                                 removal.                                                       material products
                                                                                                                manufacturer),
                                                                                                                Millennium
                                                                                                                Chemicals, Inc.
                                                                                                                (commodity
                                                                                                                chemicals), Mortgage
                                                                                                                Guaranty Insurance
                                                                                                                Corporation, and
                                                                                                                R.J. Reynolds
                                                                                                                Tobacco Holdings,
                                                                                                                Inc. (tobacco)
------------------------------------------------------------------------------------------------------------------------------------
Margaret B.W.             Trustee                Trustee since 1990.    Founding Director, The Winthrop Group,  None
Graham (58)                                      Serves until           Inc. (consulting firm); Professor of
1001 Sherbrooke Street West,                     successor trustee is   Management, Faculty of Management,
Montreal, Quebec, Canada                         elected or earlier     McGill University
H3A 1G5                                          retirement or
                                                 removal.
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Independence Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Name, Age and             Positions Held         Length of Service      Principal Occupation                    Other Directorships
Address                   With the Fund          and Term of Office     During Past Five Years                  Held by this Trustee
Marguerite A. Piret (57)  Trustee                Trustee since 1988.    President and Chief Executive Officer,  Director of New
One Boston Place, 28th Floor,                    Serves until           Newbury, Piret & Company, Inc.          America High Income
Boston, MA 02108                                 successor trustee is   (investment banking firm)               Fund, Inc.
                                                 elected or earlier                                             (closed-end
                                                 retirement or                                                  investment company)
                                                 removal
------------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (77)      Trustee                Trustee since 1993.    Senior Counsel, Sullivan & Cromwell     Director, The Swiss
125 Broad Street,                                Serves until           (law firm)                              Helvetia Fund, Inc.
New York, NY 10004                               successor trustee is                                           (closed-end
                                                 elected or earlier                                             investment company)
                                                 retirement or                                                  and AMVESCAP PLC
                                                 removal                                                        (investment
                                                                                                                managers)
------------------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)        Trustee                Trustee since 1988.    President, John Winthrop & Co., Inc.    None
One North Adgers Wharf,                          Serves until           (private investment firm)
Charleston, SC 29401                             successor trustee is
                                                 elected or earlier
                                                 retirement or
                                                 removal
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (57)  Secretary              Since September,       Secretary of PIM-USA; Senior Vice       None
                                                 2003. Serves           President - Legal of Pioneer; and
                                                 at the discretion      Secretary/Clerk of most of PIM-USA's
                                                 of the Board           subsidiaries; Secretary of all of the
                                                                        Pioneer Funds since September 2003
                                                                        (Assistant Secretary from November
                                                                        2000 to September 2003)
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Independence Fund

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                            Positions Held         Length of Service      Principal Occupation                  Other Directorships
Name and Age                With the Fund          and Term of Office     During Past Five Years                Held by this Officer
Christopher J. Kelley (41)  Assistant Secretary    Since September,       Assistant Vice President and Senior   None
                                                   2003. Serves at        Counsel of Pioneer since July 2002;
                                                   the discretion of      Vice President and Senior Counsel of
                                                   the Board              BISYS Fund Services, Inc. (April 2001
                                                                          to June 2002); Senior Vice President
                                                                          and Deputy General Counsel of Funds
                                                                          Distributor, Inc. (July 2000 to April
                                                                          2001; Assistant Secretary of all
                                                                          Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
David C. Phelan (48)        Assistant Secretary    Since September,       Partner, Wilmer Cutler Pickering      None
                                                   2003. Serves at        Hale and Dorr LLP; Assistant
                                                   the discretion of      Secretary of all Pioneer Funds since
                                                   the Board              September 2003
------------------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)            Treasurer             Since November,        Partner, Wilmer Cutler Pickering      None
                                                   2000. Serves at        Hale and Dorr LLP; Assistant
                                                   the discretion of      Secretary of all Pioneer Funds since
                                                   the Board              September 2003
------------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (46)         Assistant Treasurer   Since November,        Vice President - Fund Accounting,     None
                                                   2004. Serves           Administration and Custody Services
                                                   at the discretion      of Pioneer; and Treasurer of all of
                                                   of the Board           the Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (40)        Assistant Treasurer   Since November,        Assistant Vice President - Fund       None
                                                   2000. Serves           Accounting, Administration and
                                                   at the discretion      Custody Services of Pioneer; and
                                                   of the Board           Assistant Treasurer of all of the
                                                                          Pioneer Funds
------------------------------------------------------------------------------------------------------------------------------------

Pioneer Independence Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            Positions Held         Length of Service      Principal Occupation                  Other Directorships
Name and Age                With the Fund          and Term of Office     During Past Five Years                Held by this Officer
Gary Sullivan (47)          Assistant Treasurer    Since May, 2002.       Fund Accounting Manager - Fund        None
                                                   Serves at the          Accounting, Administration and
                                                   discretion of          Custody Services of Pioneer; and
                                                   the Board              Assistant Treasurer of all of the
                                                                          Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (32) Assistant Treasurer    Since September,       Fund Administration Manager - Fund    None
                                                   2003. Serves           Accounting, Administration and
                                                   at the discretion of   Custody Services since June 2003;
                                                   the Board              Assistant Vice President - Mutual
                                                                          Fund Operations of State Street
                                                                          Corporation from June 2002 to June
                                                                          2003 (formerly Deutsche Bank Asset
                                                                          Management); Pioneer Fund
                                                                          Accounting, Administration and
                                                                          Custody Services (Fund Accounting
                                                                          Manager from August 1999 to May
                                                                          2002, Assistant Treasurer of all
                                                                          Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin (38)        Chief Compliance       Since October, 2004.   Chief Compliance Officer of Pioneer   None
                            Officer                Serves at the          (Director of Compliance and Senior
                                                   discretion of          Counsel from November 2000 to
                                                   the Board              September 2004); and Chief
                                                                          Compliance Officer of all of the
                                                                          Pioneer Funds since 2004.
------------------------------------------------------------------------------------------------------------------------------------

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications and
service forms                                                     1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                        ask.pioneer@pioneerinvest.com
 (for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $22,770 in 2005 and $19,800 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related and Other Fees
Update for 2005.
There were no audit-related and other services provided to the Fund during the fiscal years ended December 31, 2005 and 2004.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $6,800 in 2005 and $6,000 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended December 31, 2005 and 2004, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $6,800 in 2005 and $6,000 in 2004. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.